INTANGIBLE ASSETS (10K) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
INTANGIBLE ASSETS [Abstract]
Intangible assets
Intangible assets, net consisted of the following at September 30, 2015 and December 31, 2014:

Intangible assets	September 30, 2015	December 31, 2014
Patent - Amlexanox (Aphthasol®)	$ 2,090,000	$ 2,090,000
Patent - Amlexanox (OraDisc™ A)	6,873,080	6,873,080
Patent - OraDisc™	73,000	73,000
Patent - Hydrogel nanoparticle aggregate	589,858	589,858
	9,625,938	9,625,938
Less: accumulated amortization	(6,785,634)	(6,430,249)
Intangible assets, net	$ 2,840,304	$ 3,195,689

Intangible assets are comprised of patents acquired in October 2005.  Intangible assets, net consisted of the following at December 31:

Intangible assets	2014	2013
Patent - Amlexanox (Aphthasol®)	$ 2,090,000	$ 2,090,000
Patent - Amlexanox (OraDisc™ A)	6,873,080	6,873,080
Patent - OraDisc™	73,000	73,000
Patent - Hydrogel nanoparticle aggregate	589,858	589,858
	9,625,938	9,625,938
Less: accumulated amortization	(6,430,249)	(5,955,101)
Intangible assets, net	$ 3,195,689	$ 3,670,837

Future aggregate amortization expense for intangible assets
The future aggregate amortization expense for intangible assets, remaining as of September 30, 2015, is as follows:

Calendar Years	Future Amortization Expense
2015 (Three months)	$ 119,763
2016	476,450
2017	475,148
2018	475,148
2019	475,148
2020 & Beyond	818,647
Total	$ 2,840,304

The future aggregate amortization expense for intangible assets, remaining as of December 31, 2014, is as follows:

Calendar Years	Future Amortization Expense
2015	$ 475,148
2016	476,450
2017	475,148
2018	475,148
2019	475,148
2020 & Beyond	818,647
Total	$ 3,195,689